Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the “Funds”), each a series of Cash Account Trust (the “Trust”) (Reg. Nos. 033-32476, 811-05970)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on July 26, 2013.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.